Short-Term Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 10 - SHORT-TERM BORROWINGS

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2018		At December 31, 2017
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$188,600	$—	$56,900
Maximum indebtedness during the year	20,000	225,300	20,000	115,050
Average balance during the year	116	113,520	119	38,825
Average rate paid during the year	2.58%	2.07%	1.68%	1.12%
Interest rate on year end balance	—	2.45%	—	1.42%

	At December 31, 2016
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$31,000
Maximum indebtedness during the year	20,000	70,400
Average balance during the year	116	10,483
Average rate paid during the year	0.86%	0.42%
Interest rate on year end balance	—	0.64%

Average balances during the year represent daily averages. Average interest rates represent interest expense divided by the related average balances.

These borrowing transactions can range from overnight to six months in maturity. The average maturity was one day at December 31, 2018, 2017 and 2016.